Subsequent Events (Details) - USD ($)	1 Months Ended
	Feb. 28, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Cash deposit		$ 223,124
Additional paid amount		$ 1,213,076
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount	$ 900,000
Long term	12 years
Interest rate	2%